Shareholder Report	12 Months Ended		14 Months Ended	17 Months Ended	25 Months Ended	34 Months Ended	55 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000240988
Shareholder Report [Line Items]
Fund Name	PIMCO Commodity Strategy Active Exchange-Traded Fund
Trading Symbol	CMDT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to natural gas contributed to relative performance, as the commodity posted negative returns.

• Underweight exposure to corn contributed to relative performance, as the commodity posted negative returns.

• Overweight exposure to brent crude oil contributed to relative performance, as the commodity posted positive returns.

• Underweight exposure to soybean oil contributed to relative performance, as the commodity posted negative returns.

• Overweight exposure to gasoline contributed to relative performance, as the commodity posted positive returns.

• Tactical positioning in cocoa, specifically exposure between June 2023 and February 2024, contributed to relative performance, as the commodity posted positive returns.

• Underweight exposure to gold detracted from relative performance, as the commodity posted positive returns.

• Underweight exposure to copper detracted from relative performance, as the commodity posted positive returns.

• There were no other material detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	S&P 500 Index	Bloomberg Commodity Index Total Return
5/9/2023	$10,000	$10,000	$10,000
5/31/2023	$9,640	$10,118	$9,478
6/30/2023	$10,092	$10,786	$9,861
7/31/2023	$10,851	$11,133	$10,478
8/31/2023	$10,899	$10,955	$10,398
9/30/2023	$10,939	$10,433	$10,326
10/31/2023	$10,907	$10,214	$10,353
11/30/2023	$10,770	$11,146	$10,120
12/31/2023	$10,531	$11,653	$9,848
1/31/2024	$10,748	$11,849	$9,887
2/29/2024	$10,732	$12,481	$9,742
3/31/2024	$11,171	$12,883	$10,064
4/30/2024	$11,354	$12,357	$10,335
5/31/2024	$11,349	$12,969	$10,516
6/30/2024	$11,304	$13,435	$10,354

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	12.01%	11.32%
PIMCO Commodity Strategy Active Exchange-Traded Fund (at Market Price)	12.06%	11.29%
S&P 500 Index	24.56%	30.00%
Bloomberg Commodity Index Total Return	5.00%	3.21%

Performance Inception Date			May 09, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 302,502,000	$ 302,502,000	$ 302,502,000	$ 302,502,000	$ 302,502,000	$ 302,502,000	$ 302,502,000
Holdings Count | Holding	290	290	290	290	290	290	290
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$302,502
# of Portfolio Holdings	290
Portfolio Turnover Rate	50%
Total Net Management Fees Paid During the Reporting Period	$1,399
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	51.5%
Commodities	11.8%
Asset-Backed Securities	10.8%
Affiliated Investments	6.7%
Sovereign Issues	3.1%
U.S. Government Agencies	0.5%
Non-Agency Mortgage-Backed Securities	0.5%
Short-Term Instruments	21.8%
Other Investments	(1.3%)
Other Assets and Liabilities, Net	(5.4%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Change to Principal Investment Strategies. Effective January 16, 2024, the Fund has an investment strategy to invest, under normal circumstances, in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets. Previously, the Fund sought to maintain, under normal circumstances, notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets.

Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective January 16, 2024, the Fund has an investment strategy to invest, under normal circumstances, in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets. Previously, the Fund sought to maintain, under normal circumstances, notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

C000242819
Shareholder Report [Line Items]
Fund Name	PIMCO Multisector Bond Active Exchange-Traded Fund
Trading Symbol	PYLD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate rose.

• Exposure to high yield credit contributed to performance, as the asset class posted positive returns.

• Exposure to non-agency residential mortgage-backed securities contributed to performance, as spreads tightened.

• U.S. duration positioning detracted from performance, as rates rose.

• Brazilian duration positioning detracted from performance, as rates rose.

• Mexican duration positioning detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/21/2023	$10,000	$10,000
6/30/2023	$10,008	$9,968
7/31/2023	$10,060	$9,961
8/31/2023	$10,025	$9,897
9/30/2023	$9,844	$9,646
10/31/2023	$9,710	$9,494
11/30/2023	$10,175	$9,924
12/31/2023	$10,517	$10,303
1/31/2024	$10,570	$10,275
2/29/2024	$10,520	$10,130
3/31/2024	$10,664	$10,223
4/30/2024	$10,501	$9,965
5/31/2024	$10,692	$10,134
6/30/2024	$10,774	$10,230

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	7.66%	7.55%
PIMCO Multisector Bond Active Exchange-Traded Fund (at Market Price)	7.68%	7.78%
Bloomberg U.S. Aggregate Index	2.63%	2.24%

Performance Inception Date		Jun. 21, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,005,834,000	$ 1,005,834,000	$ 1,005,834,000	$ 1,005,834,000	$ 1,005,834,000	$ 1,005,834,000	$ 1,005,834,000
Holdings Count | Holding	951	951	951	951	951	951	951
Advisory Fees Paid, Amount	$ 1,976,000
InvestmentCompanyPortfolioTurnover	398.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,005,834
# of Portfolio Holdings	951
Portfolio Turnover Rate	398%
Total Net Management Fees Paid During the Reporting Period	$1,976
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	42.1%
Asset-Backed Securities	37.9%
Corporate Bonds & Notes	24.9%
Non-Agency Mortgage-Backed Securities	23.9%
U.S. Treasury Obligations	9.8%
Sovereign Issues	1.6%
Loan Participations and Assignments	1.6%
Affiliated Investments	0.3%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	1.7%
Other Investments	1.6%
Other Assets and Liabilities, Net	(45.7%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

C000239077
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Trading Symbol	PRFD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.K. Additional Tier 1 ("AT1") securities contributed to performance, as the AT1 market benefited from the post-March 2023 recovery.

• Security selection within U.S. non-financial subordinate debt, particularly overweight exposure to an energy company, contributed to performance, as energy prices remained high.

• Overweight exposure to French AT1 securities contributed to performance, as the AT1 market benefited from the post-March 2023 recovery.

• Security selection within U.S. preferred securities, particularly underweight exposure to a custodian, detracted from performance, as it recovered from volatility in the banking sector.

• Security selection within U.S. insurance capital, particularly underweight exposure to a retirement services company, detracted from performance, as it benefited from growth in retail fixed annuity products.

• Overweight exposure to U.S. duration at the intermediate part of the curve detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US All Capital Securities Index
1/18/2023	$10,000	$10,000	$10,000
1/31/2023	$10,164	$10,044	$10,233
2/28/2023	$9,968	$9,785	$10,037
3/31/2023	$9,355	$10,033	$9,560
4/30/2023	$9,472	$10,094	$9,707
5/31/2023	$9,410	$9,984	$9,593
6/30/2023	$9,482	$9,948	$9,688
7/31/2023	$9,721	$9,941	$9,844
8/31/2023	$9,598	$9,878	$9,780
9/30/2023	$9,416	$9,627	$9,670
10/31/2023	$9,173	$9,475	$9,378
11/30/2023	$9,723	$9,904	$9,976
12/31/2023	$10,185	$10,283	$10,294
1/31/2024	$10,314	$10,255	$10,562
2/29/2024	$10,360	$10,110	$10,653
3/31/2024	$10,541	$10,203	$10,762
4/30/2024	$10,368	$9,946	$10,540
5/31/2024	$10,596	$10,114	$10,746
6/30/2024	$10,705	$10,210	$10,815

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	12.91%	4.83%
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at Market Price)	12.88%	4.85%
Bloomberg U.S. Aggregate Index	2.63%	0.77%
ICE BofA US All Capital Securities Index	11.63%	5.24%

Performance Inception Date				Jan. 18, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 116,116,000	$ 116,116,000	$ 116,116,000	$ 116,116,000	$ 116,116,000	$ 116,116,000	$ 116,116,000
Holdings Count | Holding	148	148	148	148	148	148	148
Advisory Fees Paid, Amount	$ 606,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$116,116
# of Portfolio Holdings	148
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$606
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	59.3%
Preferred Securities	34.2%
Short-Term Instruments	5.3%
Other Investments	0.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000080242
Shareholder Report [Line Items]
Fund Name	PIMCO Ultra Short Government Active Exchange-Traded Fund
Trading Symbol	BILZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection to United States Treasury bills contributed to relative performance, as interest rates rose.

• There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/21/2023	$10,000	$10,000	$10,000
6/30/2023	$10,015	$9,968	$10,014
7/31/2023	$10,056	$9,961	$10,060
8/31/2023	$10,102	$9,897	$10,107
9/30/2023	$10,147	$9,646	$10,152
10/31/2023	$10,191	$9,494	$10,200
11/30/2023	$10,240	$9,924	$10,247
12/31/2023	$10,288	$10,303	$10,295
1/31/2024	$10,333	$10,275	$10,343
2/29/2024	$10,374	$10,130	$10,388
3/31/2024	$10,421	$10,223	$10,436
4/30/2024	$10,465	$9,965	$10,483
5/31/2024	$10,516	$10,134	$10,532
6/30/2024	$10,559	$10,230	$10,579

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	5.43%	5.45%
PIMCO Ultra Short Government Active Exchange-Traded Fund (at Market Price)	5.41%	5.44%
Bloomberg U.S. Aggregate Index	2.63%	2.24%
FTSE 3-Month Treasury Bill Index	5.64%	5.63%

Performance Inception Date		Jun. 21, 2023
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 362,970,000	$ 362,970,000	$ 362,970,000	$ 362,970,000	$ 362,970,000	$ 362,970,000	$ 362,970,000
Holdings Count | Holding	34	34	34	34	34	34	34
Advisory Fees Paid, Amount	$ 211,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$362,970
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$211
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	110.2%
Other Assets and Liabilities, Net	(10.2%)
Total	100.0%

Material Fund Change [Text Block]
C000089019
Shareholder Report [Line Items]
Fund Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Trading Symbol	HYS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within the finance and brokerage sector, specifically underweight exposure to a provider of co-working spaces,

    contributed to performance, as spreads widened after filing for bankruptcy.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Security selection within the energy services sector, specifically underweight exposure to an international provider, contributed to performance, as the bond price fell.

• Security selection within the retail sector, specifically underweight exposure to a vehicle retailer, detracted from performance, as spreads tightened amid improved earnings.

• Security selection within the paper and packaging sector, specifically overweight exposure to a packaging producer, detracted from performance, as spreads widened amid weak earnings.

• Security selection within the healthcare sector, specifically underweight exposure to a staffing provider, detracted from performance,

    as spreads tightened amid refinancing.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 0-5 Year US High Yield Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,880	$9,975	$9,911
8/31/14	$9,977	$10,085	$9,996
9/30/14	$9,834	$10,017	$9,865
10/31/14	$9,911	$10,115	$9,911
11/30/14	$9,894	$10,187	$9,877
12/31/14	$9,790	$10,196	$9,747
1/31/15	$9,785	$10,410	$9,759
2/28/15	$9,966	$10,312	$9,951
3/31/15	$9,915	$10,360	$9,917
4/30/15	$9,988	$10,323	$10,018
5/31/15	$10,022	$10,298	$10,060
6/30/15	$9,916	$10,186	$9,973
7/31/15	$9,860	$10,257	$9,870
8/31/15	$9,703	$10,242	$9,707
9/30/15	$9,503	$10,311	$9,520
10/31/15	$9,708	$10,313	$9,687
11/30/15	$9,500	$10,286	$9,503
12/31/15	$9,330	$10,252	$9,282
1/31/16	$9,176	$10,393	$9,118
2/29/16	$9,184	$10,467	$9,120
3/31/16	$9,541	$10,563	$9,477
4/30/16	$9,844	$10,604	$9,818
5/31/16	$9,934	$10,607	$9,936
6/30/16	$10,019	$10,797	$10,043
7/31/16	$10,186	$10,865	$10,240
8/31/16	$10,333	$10,853	$10,434
9/30/16	$10,438	$10,847	$10,525
10/31/16	$10,456	$10,764	$10,585
11/30/16	$10,493	$10,509	$10,589
12/31/16	$10,686	$10,524	$10,781
1/31/17	$10,791	$10,544	$10,905
2/28/17	$10,914	$10,615	$11,054
3/31/17	$10,909	$10,610	$11,045
4/30/17	$11,012	$10,692	$11,148
5/31/17	$11,103	$10,774	$11,234
6/30/17	$11,109	$10,763	$11,249
7/31/17	$11,196	$10,809	$11,343
8/31/17	$11,202	$10,906	$11,346
9/30/17	$11,271	$10,854	$11,431
10/31/17	$11,306	$10,861	$11,470
11/30/17	$11,270	$10,847	$11,437
12/31/17	$11,310	$10,897	$11,474
1/31/18	$11,402	$10,771	$11,577
2/28/18	$11,347	$10,669	$11,540
3/31/18	$11,317	$10,737	$11,523
4/30/18	$11,406	$10,658	$11,606
5/31/18	$11,439	$10,734	$11,649
6/30/18	$11,462	$10,720	$11,692
7/31/18	$11,571	$10,723	$11,806
8/31/18	$11,638	$10,792	$11,876
9/30/18	$11,699	$10,722	$11,950
10/31/18	$11,536	$10,638	$11,806
11/30/18	$11,474	$10,701	$11,723
12/31/18	$11,247	$10,898	$11,486
1/31/19	$11,661	$11,014	$11,901
2/28/19	$11,824	$11,007	$12,065
3/31/19	$11,897	$11,219	$12,139
4/30/19	$12,021	$11,221	$12,251
5/31/19	$11,903	$11,421	$12,139
6/30/19	$12,117	$11,564	$12,329
7/31/19	$12,125	$11,589	$12,366
8/31/19	$12,139	$11,890	$12,365
9/30/19	$12,173	$11,826	$12,392
10/31/19	$12,178	$11,862	$12,396
11/30/19	$12,148	$11,856	$12,393
12/31/19	$12,359	$11,848	$12,622
1/31/20	$12,337	$12,076	$12,631
2/29/20	$12,117	$12,293	$12,460
3/31/20	$10,732	$12,221	$10,965
4/30/20	$11,032	$12,438	$11,274
5/31/20	$11,444	$12,496	$11,708
6/30/20	$11,564	$12,575	$11,866
7/31/20	$11,932	$12,762	$12,269
8/31/20	$12,087	$12,659	$12,423
9/30/20	$12,002	$12,652	$12,360
10/31/20	$12,030	$12,596	$12,410
11/30/20	$12,525	$12,720	$12,861
12/31/20	$12,717	$12,737	$13,091
1/31/21	$12,758	$12,646	$13,185
2/28/21	$12,836	$12,463	$13,300
3/31/21	$12,948	$12,308	$13,398
4/30/21	$13,054	$12,405	$13,517
5/31/21	$13,097	$12,445	$13,579
6/30/21	$13,224	$12,533	$13,707
7/31/21	$13,198	$12,673	$13,706
8/31/21	$13,241	$12,649	$13,773
9/30/21	$13,266	$12,539	$13,813
10/31/21	$13,251	$12,536	$13,820
11/30/21	$13,148	$12,573	$13,707
12/31/21	$13,320	$12,541	$13,878
1/31/22	$13,113	$12,271	$13,693
2/28/22	$13,081	$12,134	$13,650
3/31/22	$13,053	$11,797	$13,588
4/30/22	$12,782	$11,349	$13,335
5/31/22	$12,770	$11,422	$13,306
6/30/22	$12,133	$11,243	$12,636
7/31/22	$12,677	$11,518	$13,192
8/31/22	$12,493	$11,192	$13,030
9/30/22	$12,199	$10,709	$12,699
10/31/22	$12,486	$10,570	$12,998
11/30/22	$12,679	$10,959	$13,183
12/31/22	$12,617	$10,909	$13,122
1/31/23	$12,985	$11,245	$13,530
2/28/23	$12,901	$10,954	$13,455
3/31/23	$12,971	$11,232	$13,534
4/30/23	$13,073	$11,300	$13,655
5/31/23	$13,012	$11,177	$13,578
6/30/23	$13,224	$11,137	$13,784
7/31/23	$13,366	$11,130	$13,954
8/31/23	$13,427	$11,059	$14,032
9/30/23	$13,363	$10,778	$13,964
10/31/23	$13,221	$10,607	$13,813
11/30/23	$13,688	$11,088	$14,285
12/31/23	$14,100	$11,512	$14,709
1/31/24	$14,112	$11,481	$14,722
2/29/24	$14,182	$11,318	$14,804
3/31/24	$14,304	$11,423	$14,937
4/30/24	$14,224	$11,134	$14,842
5/31/24	$14,353	$11,323	$14,985
6/30/24	$14,485	$11,430	$15,119

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	9.54%	3.64%	3.78%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at Market Price)	9.08%	3.64%	3.75%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 0-5 Year US High Yield Constrained Index	9.68%	4.16%	4.22%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,230,384,000	$ 1,230,384,000	$ 1,230,384,000	$ 1,230,384,000	$ 1,230,384,000	$ 1,230,384,000	$ 1,230,384,000
Holdings Count | Holding	927	927	927	927	927	927	927
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,230,384
# of Portfolio Holdings	927
Portfolio Turnover Rate	49%
Total Net Management Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	94.1%
Affiliated Investments	3.4%
Loan Participations and Assignments	0.6%
Common Stocks	0.4%
Short-Term Instruments	4.7%
Other Investments	0.2%
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%

Material Fund Change [Text Block]
C000079103
Shareholder Report [Line Items]
Fund Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	STPZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA 1-5 Year U.S. Treasury Inflation-

    Protected Securities Index, as two to three year real yields moved lower.

• There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,964	$9,975	$9,964
8/31/14	$9,951	$10,085	$9,949
9/30/14	$9,844	$10,017	$9,845
10/31/14	$9,848	$10,115	$9,852
11/30/14	$9,834	$10,187	$9,833
12/31/14	$9,685	$10,196	$9,693
1/31/15	$9,799	$10,410	$9,800
2/28/15	$9,761	$10,312	$9,771
3/31/15	$9,726	$10,360	$9,737
4/30/15	$9,795	$10,323	$9,810
5/31/15	$9,782	$10,298	$9,805
6/30/15	$9,773	$10,186	$9,801
7/31/15	$9,748	$10,257	$9,766
8/31/15	$9,709	$10,242	$9,741
9/30/15	$9,703	$10,311	$9,728
10/31/15	$9,701	$10,313	$9,729
11/30/15	$9,677	$10,286	$9,708
12/31/15	$9,641	$10,252	$9,679
1/31/16	$9,718	$10,393	$9,750
2/29/16	$9,741	$10,467	$9,776
3/31/16	$9,852	$10,563	$9,890
4/30/16	$9,850	$10,604	$9,892
5/31/16	$9,827	$10,607	$9,875
6/30/16	$9,942	$10,797	$9,987
7/31/16	$9,927	$10,865	$9,976
8/31/16	$9,886	$10,853	$9,938
9/30/16	$9,967	$10,847	$10,013
10/31/16	$9,965	$10,764	$10,016
11/30/16	$9,897	$10,509	$9,955
12/31/16	$9,929	$10,524	$9,985
1/31/17	$9,986	$10,544	$10,036
2/28/17	$9,986	$10,615	$10,047
3/31/17	$10,005	$10,610	$10,063
4/30/17	$10,001	$10,692	$10,064
5/31/17	$9,992	$10,774	$10,057
6/30/17	$9,942	$10,763	$10,006
7/31/17	$9,972	$10,809	$10,039
8/31/17	$10,001	$10,906	$10,071
9/30/17	$9,981	$10,854	$10,054
10/31/17	$9,997	$10,861	$10,070
11/30/17	$9,972	$10,847	$10,050
12/31/17	$9,993	$10,897	$10,067
1/31/18	$9,953	$10,771	$10,030
2/28/18	$9,943	$10,669	$10,022
3/31/18	$9,997	$10,737	$10,081
4/30/18	$9,989	$10,658	$10,074
5/31/18	$10,019	$10,734	$10,113
6/30/18	$10,043	$10,720	$10,128
7/31/18	$10,019	$10,723	$10,107
8/31/18	$10,070	$10,792	$10,162
9/30/18	$10,040	$10,722	$10,129
10/31/18	$9,991	$10,638	$10,086
11/30/18	$9,996	$10,701	$10,090
12/31/18	$10,012	$10,898	$10,107
1/31/19	$10,093	$11,014	$10,189
2/28/19	$10,099	$11,007	$10,201
3/31/19	$10,185	$11,219	$10,286
4/30/19	$10,229	$11,221	$10,336
5/31/19	$10,297	$11,421	$10,401
6/30/19	$10,361	$11,564	$10,472
7/31/19	$10,360	$11,589	$10,469
8/31/19	$10,417	$11,890	$10,533
9/30/19	$10,389	$11,826	$10,497
10/31/19	$10,409	$11,862	$10,529
11/30/19	$10,414	$11,856	$10,537
12/31/19	$10,497	$11,848	$10,620
1/31/20	$10,550	$12,076	$10,678
2/29/20	$10,596	$12,293	$10,727
3/31/20	$10,416	$12,221	$10,549
4/30/20	$10,550	$12,438	$10,686
5/31/20	$10,639	$12,496	$10,777
6/30/20	$10,726	$12,575	$10,865
7/31/20	$10,809	$12,762	$10,951
8/31/20	$10,934	$12,659	$11,085
9/30/20	$10,912	$12,652	$11,063
10/31/20	$10,883	$12,596	$11,034
11/30/20	$10,954	$12,720	$11,107
12/31/20	$11,066	$12,737	$11,223
1/31/21	$11,135	$12,646	$11,294
2/28/21	$11,137	$12,463	$11,296
3/31/21	$11,193	$12,308	$11,354
4/30/21	$11,303	$12,405	$11,464
5/31/21	$11,387	$12,445	$11,558
6/30/21	$11,376	$12,533	$11,549
7/31/21	$11,547	$12,673	$11,721
8/31/21	$11,544	$12,649	$11,724
9/30/21	$11,534	$12,539	$11,712
10/31/21	$11,610	$12,536	$11,789
11/30/21	$11,636	$12,573	$11,816
12/31/21	$11,660	$12,541	$11,841
1/31/22	$11,568	$12,271	$11,753
2/28/22	$11,698	$12,134	$11,885
3/31/22	$11,604	$11,797	$11,791
4/30/22	$11,577	$11,349	$11,760
5/31/22	$11,604	$11,422	$11,798
6/30/22	$11,397	$11,243	$11,588
7/31/22	$11,631	$11,518	$11,835
8/31/22	$11,431	$11,192	$11,632
9/30/22	$11,038	$10,709	$11,228
10/31/22	$11,148	$10,570	$11,342
11/30/22	$11,200	$10,959	$11,399
12/31/22	$11,166	$10,909	$11,373
1/31/23	$11,252	$11,245	$11,453
2/28/23	$11,192	$10,954	$11,386
3/31/23	$11,426	$11,232	$11,627
4/30/23	$11,448	$11,300	$11,658
5/31/23	$11,352	$11,177	$11,556
6/30/23	$11,316	$11,137	$11,519
7/31/23	$11,366	$11,130	$11,577
8/31/23	$11,371	$11,059	$11,582
9/30/23	$11,337	$10,778	$11,548
10/31/23	$11,373	$10,607	$11,590
11/30/23	$11,505	$11,088	$11,724
12/31/23	$11,643	$11,512	$11,864
1/31/24	$11,697	$11,481	$11,918
2/29/24	$11,653	$11,318	$11,871
3/31/24	$11,719	$11,423	$11,942
4/30/24	$11,689	$11,134	$11,914
5/31/24	$11,815	$11,323	$12,040
6/30/24	$11,883	$11,430	$12,118

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	5.01%	2.78%	1.74%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at Market Price)	4.98%	2.78%	1.73%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	5.21%	2.96%	1.94%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 491,717,000	$ 491,717,000	$ 491,717,000	$ 491,717,000	$ 491,717,000	$ 491,717,000	$ 491,717,000
Holdings Count | Holding	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 1,189,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$491,717
# of Portfolio Holdings	24
Portfolio Turnover Rate	25%
Total Net Management Fees Paid During the Reporting Period	$1,189
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000079104
Shareholder Report [Line Items]
Fund Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	LTPZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$19	0.20%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year U.S. Treasury Inflation-

    Protected Securities Index, as 15+ year real yields moved higher.

• There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,126	$9,975	$10,123
8/31/14	$10,438	$10,085	$10,397
9/30/14	$9,822	$10,017	$9,791
10/31/14	$10,085	$10,115	$10,072
11/30/14	$10,243	$10,187	$10,199
12/31/14	$10,361	$10,196	$10,342
1/31/15	$11,123	$10,410	$11,059
2/28/15	$10,688	$10,312	$10,672
3/31/15	$10,588	$10,360	$10,568
4/30/15	$10,533	$10,323	$10,522
5/31/15	$10,121	$10,298	$10,177
6/30/15	$9,748	$10,186	$9,800
7/31/15	$10,011	$10,257	$9,978
8/31/15	$9,756	$10,242	$9,789
9/30/15	$9,495	$10,311	$9,478
10/31/15	$9,682	$10,313	$9,659
11/30/15	$9,685	$10,286	$9,680
12/31/15	$9,456	$10,252	$9,508
1/31/16	$9,738	$10,393	$9,745
2/29/16	$10,003	$10,467	$10,042
3/31/16	$10,399	$10,563	$10,419
4/30/16	$10,440	$10,604	$10,477
5/31/16	$10,287	$10,607	$10,354
6/30/16	$10,844	$10,797	$10,845
7/31/16	$11,226	$10,865	$11,263
8/31/16	$11,231	$10,853	$11,250
9/30/16	$11,225	$10,847	$11,184
10/31/16	$10,960	$10,764	$10,962
11/30/16	$10,454	$10,509	$10,502
12/31/16	$10,355	$10,524	$10,383
1/31/17	$10,491	$10,544	$10,513
2/28/17	$10,650	$10,615	$10,690
3/31/17	$10,586	$10,610	$10,602
4/30/17	$10,685	$10,692	$10,730
5/31/17	$10,682	$10,774	$10,743
6/30/17	$10,538	$10,763	$10,570
7/31/17	$10,544	$10,809	$10,560
8/31/17	$10,859	$10,906	$10,905
9/30/17	$10,711	$10,854	$10,769
10/31/17	$10,777	$10,861	$10,824
11/30/17	$10,932	$10,847	$10,994
12/31/17	$11,333	$10,897	$11,379
1/31/18	$11,153	$10,771	$11,229
2/28/18	$10,717	$10,669	$10,778
3/31/18	$10,959	$10,737	$11,051
4/30/18	$10,976	$10,658	$11,088
5/31/18	$10,964	$10,734	$11,108
6/30/18	$11,157	$10,720	$11,231
7/31/18	$11,048	$10,723	$11,117
8/31/18	$11,115	$10,792	$11,227
9/30/18	$10,802	$10,722	$10,867
10/31/18	$10,233	$10,638	$10,290
11/30/18	$10,355	$10,701	$10,410
12/31/18	$10,495	$10,898	$10,558
1/31/19	$10,779	$11,014	$10,838
2/28/19	$10,677	$11,007	$10,755
3/31/19	$11,214	$11,219	$11,282
4/30/19	$11,168	$11,221	$11,263
5/31/19	$11,736	$11,421	$11,812
6/30/19	$11,722	$11,564	$11,821
7/31/19	$11,872	$11,589	$11,998
8/31/19	$12,869	$11,890	$13,023
9/30/19	$12,460	$11,826	$12,477
10/31/19	$12,346	$11,862	$12,505
11/30/19	$12,479	$11,856	$12,607
12/31/19	$12,310	$11,848	$12,429
1/31/20	$13,178	$12,076	$13,310
2/29/20	$13,548	$12,293	$13,685
3/31/20	$13,471	$12,221	$13,614
4/30/20	$14,276	$12,438	$14,418
5/31/20	$14,175	$12,496	$14,315
6/30/20	$14,356	$12,575	$14,500
7/31/20	$15,321	$12,762	$15,458
8/31/20	$15,172	$12,659	$15,322
9/30/20	$15,119	$12,652	$15,271
10/31/20	$14,852	$12,596	$15,000
11/30/20	$15,309	$12,720	$15,465
12/31/20	$15,410	$12,737	$15,570
1/31/21	$15,253	$12,646	$15,410
2/28/21	$14,342	$12,463	$14,491
3/31/21	$14,031	$12,308	$14,184
4/30/21	$14,353	$12,405	$14,508
5/31/21	$14,667	$12,445	$14,833
6/30/21	$15,218	$12,533	$15,385
7/31/21	$15,872	$12,673	$16,046
8/31/21	$15,849	$12,649	$16,032
9/30/21	$15,528	$12,539	$15,707
10/31/21	$15,910	$12,536	$16,099
11/30/21	$16,575	$12,573	$16,776
12/31/21	$16,488	$12,541	$16,689
1/31/22	$15,479	$12,271	$15,674
2/28/22	$15,544	$12,134	$15,744
3/31/22	$14,998	$11,797	$15,205
4/30/22	$13,880	$11,349	$14,071
5/31/22	$13,081	$11,422	$13,280
6/30/22	$12,168	$11,243	$12,355
7/31/22	$13,233	$11,518	$13,435
8/31/22	$12,656	$11,192	$12,858
9/30/22	$10,770	$10,709	$10,932
10/31/22	$10,995	$10,570	$11,142
11/30/22	$11,617	$10,959	$11,777
12/31/22	$11,279	$10,909	$11,431
1/31/23	$11,848	$11,245	$12,002
2/28/23	$11,532	$10,954	$11,683
3/31/23	$11,943	$11,232	$12,105
4/30/23	$11,908	$11,300	$12,074
5/31/23	$11,692	$11,177	$11,851
6/30/23	$11,763	$11,137	$11,923
7/31/23	$11,559	$11,130	$11,721
8/31/23	$11,170	$11,059	$11,318
9/30/23	$10,420	$10,778	$10,559
10/31/23	$9,962	$10,607	$10,107
11/30/23	$10,715	$11,088	$10,875
12/31/23	$11,336	$11,512	$11,502
1/31/24	$11,325	$11,481	$11,482
2/29/24	$11,080	$11,318	$11,236
3/31/24	$11,155	$11,423	$11,318
4/30/24	$10,589	$11,134	$10,740
5/31/24	$10,979	$11,323	$11,131
6/30/24	$11,080	$11,430	$11,242

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	(5.81%)	(1.12%)	1.03%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at Market Price)	(5.88%)	(1.13%)	1.03%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	(5.71%)	(1.00%)	1.18%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 706,924,000	$ 706,924,000	$ 706,924,000	$ 706,924,000	$ 706,924,000	$ 706,924,000	$ 706,924,000
Holdings Count | Holding	16	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 1,400,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$706,924
# of Portfolio Holdings	16
Portfolio Turnover Rate	4%
Total Net Management Fees Paid During the Reporting Period	$1,400
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000080240
Shareholder Report [Line Items]
Fund Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Trading Symbol	ZROZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$14	0.15%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to overweight exposure to the back end of the curve, as U.S. Treasury yields fell during the fourth quarter of 2023.

• There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA Long U.S. Treasury Principal STRIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,144	$9,975	$10,136
8/31/14	$10,890	$10,085	$10,841
9/30/14	$10,554	$10,017	$10,525
10/31/14	$10,984	$10,115	$10,969
11/30/14	$11,487	$10,187	$11,454
12/31/14	$12,134	$10,196	$12,098
1/31/15	$14,043	$10,410	$13,936
2/28/15	$12,716	$10,312	$12,694
3/31/15	$12,905	$10,360	$12,909
4/30/15	$11,981	$10,323	$11,946
5/31/15	$11,625	$10,298	$11,706
6/30/15	$10,864	$10,186	$10,907
7/31/15	$11,643	$10,257	$11,584
8/31/15	$11,518	$10,242	$11,587
9/30/15	$11,753	$10,311	$11,737
10/31/15	$11,662	$10,313	$11,629
11/30/15	$11,534	$10,286	$11,483
12/31/15	$11,534	$10,252	$11,564
1/31/16	$12,433	$10,393	$12,384
2/29/16	$12,974	$10,467	$12,993
3/31/16	$12,949	$10,563	$12,967
4/30/16	$12,753	$10,604	$12,794
5/31/16	$12,960	$10,607	$13,024
6/30/16	$14,242	$10,797	$14,230
7/31/16	$14,802	$10,865	$14,843
8/31/16	$14,683	$10,853	$14,749
9/30/16	$14,309	$10,847	$14,304
10/31/16	$13,317	$10,764	$13,350
11/30/16	$11,766	$10,509	$11,888
12/31/16	$11,698	$10,524	$11,789
1/31/17	$11,786	$10,544	$11,833
2/28/17	$12,079	$10,615	$12,114
3/31/17	$11,910	$10,610	$11,974
4/30/17	$12,120	$10,692	$12,176
5/31/17	$12,462	$10,774	$12,566
6/30/17	$12,693	$10,763	$12,737
7/31/17	$12,499	$10,809	$12,536
8/31/17	$13,116	$10,906	$13,200
9/30/17	$12,719	$10,854	$12,801
10/31/17	$12,725	$10,861	$12,814
11/30/17	$12,936	$10,847	$12,997
12/31/17	$13,345	$10,897	$13,411
1/31/18	$12,768	$10,771	$12,827
2/28/18	$12,115	$10,669	$12,173
3/31/18	$12,651	$10,737	$12,755
4/30/18	$12,291	$10,658	$12,417
5/31/18	$12,655	$10,734	$12,839
6/30/18	$12,831	$10,720	$12,933
7/31/18	$12,565	$10,723	$12,629
8/31/18	$12,728	$10,792	$12,866
9/30/18	$12,196	$10,722	$12,280
10/31/18	$11,525	$10,638	$11,551
11/30/18	$11,787	$10,701	$11,833
12/31/18	$12,773	$10,898	$12,821
1/31/19	$12,804	$11,014	$12,881
2/28/19	$12,562	$11,007	$12,634
3/31/19	$13,585	$11,219	$13,633
4/30/19	$13,142	$11,221	$13,205
5/31/19	$14,543	$11,421	$14,596
6/30/19	$14,649	$11,564	$14,780
7/31/19	$14,701	$11,589	$14,830
8/31/19	$17,303	$11,890	$17,419
9/30/19	$16,605	$11,826	$16,710
10/31/19	$16,328	$11,862	$16,482
11/30/19	$16,317	$11,856	$16,451
12/31/19	$15,483	$11,848	$15,688
1/31/20	$17,213	$12,076	$17,444
2/29/20	$18,862	$12,293	$19,118
3/31/20	$20,558	$12,221	$20,839
4/30/20	$20,884	$12,438	$21,171
5/31/20	$20,101	$12,496	$20,382
6/30/20	$20,212	$12,575	$20,497
7/31/20	$21,554	$12,762	$21,859
8/31/20	$19,931	$12,659	$20,214
9/30/20	$20,131	$12,652	$20,422
10/31/20	$19,157	$12,596	$19,436
11/30/20	$19,631	$12,720	$19,922
12/31/20	$19,289	$12,737	$19,577
1/31/21	$18,295	$12,646	$18,571
2/28/21	$16,840	$12,463	$17,095
3/31/21	$15,600	$12,308	$15,839
4/30/21	$16,131	$12,405	$16,381
5/31/21	$16,155	$12,445	$16,407
6/30/21	$17,240	$12,533	$17,512
7/31/21	$18,108	$12,673	$18,396
8/31/21	$18,044	$12,649	$18,333
9/30/21	$17,342	$12,539	$17,622
10/31/21	$18,179	$12,536	$18,486
11/30/21	$18,922	$12,573	$19,251
12/31/21	$18,331	$12,541	$18,650
1/31/22	$17,417	$12,271	$17,715
2/28/22	$17,034	$12,134	$17,323
3/31/22	$15,964	$11,797	$16,227
4/30/22	$13,823	$11,349	$14,046
5/31/22	$13,245	$11,422	$13,462
6/30/22	$13,053	$11,243	$13,270
7/31/22	$13,351	$11,518	$13,590
8/31/22	$12,665	$11,192	$12,886
9/30/22	$11,279	$10,709	$11,466
10/31/22	$10,131	$10,570	$10,282
11/30/22	$11,137	$10,959	$11,312
12/31/22	$10,723	$10,909	$10,993
1/31/23	$11,882	$11,245	$12,060
2/28/23	$11,147	$10,954	$11,318
3/31/23	$11,760	$11,232	$11,940
4/30/23	$11,749	$11,300	$11,926
5/31/23	$11,235	$11,177	$11,406
6/30/23	$11,373	$11,137	$11,547
7/31/23	$10,923	$11,130	$11,083
8/31/23	$10,373	$11,059	$10,523
9/30/23	$9,095	$10,778	$9,221
10/31/23	$8,255	$10,607	$8,366
11/30/23	$9,574	$11,088	$9,703
12/31/23	$10,812	$11,512	$10,953
1/31/24	$10,287	$11,481	$10,427
2/29/24	$10,019	$11,318	$10,157
3/31/24	$10,088	$11,423	$10,232
4/30/24	$9,069	$11,134	$9,197
5/31/24	$9,426	$11,323	$9,559
6/30/24	$9,667	$11,430	$9,804

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	(15.00%)	(7.98%)	(0.34%)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at Market Price)	(15.27%)	(8.00%)	(0.38%)
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA Long U.S. Treasury Principal STRIPS Index	(15.10%)	(7.88%)	(0.20%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,388,401,000	$ 1,388,401,000	$ 1,388,401,000	$ 1,388,401,000	$ 1,388,401,000	$ 1,388,401,000	$ 1,388,401,000
Holdings Count | Holding	22	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 1,697,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,388,401
# of Portfolio Holdings	22
Portfolio Turnover Rate	22%
Total Net Management Fees Paid During the Reporting Period	$1,697
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000102215
Shareholder Report [Line Items]
Fund Name	PIMCO Active Bond Exchange-Traded Fund
Trading Symbol	BOND
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

• Overweight exposure to senior financials within investment grade corporate credit contributed to relative performance, as spreads tightened.

• Underweight exposure to non-financial investment grade corporate credit detracted from relative performance, as spreads tightened.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Active Bond Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,993	$9,975
8/31/14	$10,104	$10,085
9/30/14	$10,052	$10,017
10/31/14	$10,139	$10,115
11/30/14	$10,254	$10,187
12/31/14	$10,248	$10,196
1/31/15	$10,547	$10,410
2/28/15	$10,495	$10,312
3/31/15	$10,527	$10,360
4/30/15	$10,452	$10,323
5/31/15	$10,416	$10,298
6/30/15	$10,301	$10,186
7/31/15	$10,406	$10,257
8/31/15	$10,326	$10,242
9/30/15	$10,322	$10,311
10/31/15	$10,379	$10,313
11/30/15	$10,359	$10,286
12/31/15	$10,323	$10,252
1/31/16	$10,420	$10,393
2/29/16	$10,379	$10,467
3/31/16	$10,530	$10,563
4/30/16	$10,575	$10,604
5/31/16	$10,592	$10,607
6/30/16	$10,738	$10,797
7/31/16	$10,837	$10,865
8/31/16	$10,835	$10,853
9/30/16	$10,879	$10,847
10/31/16	$10,823	$10,764
11/30/16	$10,560	$10,509
12/31/16	$10,645	$10,524
1/31/17	$10,723	$10,544
2/28/17	$10,799	$10,615
3/31/17	$10,817	$10,610
4/30/17	$10,894	$10,692
5/31/17	$10,954	$10,774
6/30/17	$10,952	$10,763
7/31/17	$11,022	$10,809
8/31/17	$11,135	$10,906
9/30/17	$11,094	$10,854
10/31/17	$11,107	$10,861
11/30/17	$11,100	$10,847
12/31/17	$11,151	$10,897
1/31/18	$11,053	$10,771
2/28/18	$10,951	$10,669
3/31/18	$11,008	$10,737
4/30/18	$10,926	$10,658
5/31/18	$10,991	$10,734
6/30/18	$10,997	$10,720
7/31/18	$11,007	$10,723
8/31/18	$11,082	$10,792
9/30/18	$11,029	$10,722
10/31/18	$10,938	$10,638
11/30/18	$10,989	$10,701
12/31/18	$11,169	$10,898
1/31/19	$11,323	$11,014
2/28/19	$11,347	$11,007
3/31/19	$11,544	$11,219
4/30/19	$11,565	$11,221
5/31/19	$11,735	$11,421
6/30/19	$11,876	$11,564
7/31/19	$11,924	$11,589
8/31/19	$12,161	$11,890
9/30/19	$12,113	$11,826
10/31/19	$12,144	$11,862
11/30/19	$12,153	$11,856
12/31/19	$12,139	$11,848
1/31/20	$12,381	$12,076
2/29/20	$12,571	$12,293
3/31/20	$12,159	$12,221
4/30/20	$12,423	$12,438
5/31/20	$12,520	$12,496
6/30/20	$12,698	$12,575
7/31/20	$12,912	$12,762
8/31/20	$12,871	$12,659
9/30/20	$12,878	$12,652
10/31/20	$12,822	$12,596
11/30/20	$12,992	$12,720
12/31/20	$13,066	$12,737
1/31/21	$13,040	$12,646
2/28/21	$12,888	$12,463
3/31/21	$12,723	$12,308
4/30/21	$12,851	$12,405
5/31/21	$12,874	$12,445
6/30/21	$12,978	$12,533
7/31/21	$13,125	$12,673
8/31/21	$13,114	$12,649
9/30/21	$13,024	$12,539
10/31/21	$12,986	$12,536
11/30/21	$13,007	$12,573
12/31/21	$12,989	$12,541
1/31/22	$12,738	$12,271
2/28/22	$12,569	$12,134
3/31/22	$12,161	$11,797
4/30/22	$11,700	$11,349
5/31/22	$11,700	$11,422
6/30/22	$11,426	$11,243
7/31/22	$11,729	$11,518
8/31/22	$11,419	$11,192
9/30/22	$10,899	$10,709
10/31/22	$10,716	$10,570
11/30/22	$11,119	$10,959
12/31/22	$11,106	$10,909
1/31/23	$11,516	$11,245
2/28/23	$11,279	$10,954
3/31/23	$11,454	$11,232
4/30/23	$11,521	$11,300
5/31/23	$11,435	$11,177
6/30/23	$11,411	$11,137
7/31/23	$11,419	$11,130
8/31/23	$11,362	$11,059
9/30/23	$11,075	$10,778
10/31/23	$10,851	$10,607
11/30/23	$11,368	$11,088
12/31/23	$11,808	$11,512
1/31/24	$11,820	$11,481
2/29/24	$11,683	$11,318
3/31/24	$11,803	$11,423
4/30/24	$11,527	$11,134
5/31/24	$11,743	$11,323
6/30/24	$11,864	$11,430

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	3.98%	(0.02%)	1.72%
PIMCO Active Bond Exchange-Traded Fund (at Market Price)	4.03%	(0.01%)	1.71%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 4,326,761,000	$ 4,326,761,000	$ 4,326,761,000	$ 4,326,761,000	$ 4,326,761,000	$ 4,326,761,000	$ 4,326,761,000
Holdings Count | Holding	1,217	1,217	1,217	1,217	1,217	1,217	1,217
Advisory Fees Paid, Amount	$ 21,011,000
InvestmentCompanyPortfolioTurnover	351.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,326,761
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	351%
Total Net Management Fees Paid During the Reporting Period	$21,011
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	56.9%
Corporate Bonds & Notes	23.7%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	12.6%
Non-Agency Mortgage-Backed Securities	7.6%
Affiliated Investments	1.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.6%
Loan Participations and Assignments	0.5%
Sovereign Issues	0.3%
Short-Term Instruments	1.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

C000079102
Shareholder Report [Line Items]
Fund Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	TIPZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA U.S. Treasury Inflation-Protected

    Securities Index, as U.S. real yields moved higher.

• Exposure to the inflation accrual component of Treasury Inflation-Protected Securities contributed to absolute performance for both the Fund and the ICE BofA U.S. Treasury Inflation-Protected Securities Index, as U.S. inflation moved higher.

• There were no other material contributors or detractors for the Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,007
8/31/14	$10,076	$10,085	$10,067
9/30/14	$9,801	$10,017	$9,794
10/31/14	$9,889	$10,115	$9,890
11/30/14	$9,934	$10,187	$9,922
12/31/14	$9,822	$10,196	$9,822
1/31/15	$10,164	$10,410	$10,150
2/28/15	$10,012	$10,312	$10,014
3/31/15	$9,965	$10,360	$9,967
4/30/15	$10,022	$10,323	$10,030
5/31/15	$9,910	$10,298	$9,941
6/30/15	$9,798	$10,186	$9,836
7/31/15	$9,862	$10,257	$9,858
8/31/15	$9,756	$10,242	$9,782
9/30/15	$9,702	$10,311	$9,711
10/31/15	$9,735	$10,313	$9,743
11/30/15	$9,721	$10,286	$9,736
12/31/15	$9,614	$10,252	$9,654
1/31/16	$9,779	$10,393	$9,800
2/29/16	$9,893	$10,467	$9,926
3/31/16	$10,077	$10,563	$10,106
4/30/16	$10,098	$10,604	$10,139
5/31/16	$10,022	$10,607	$10,070
6/30/16	$10,261	$10,797	$10,292
7/31/16	$10,343	$10,865	$10,385
8/31/16	$10,301	$10,853	$10,340
9/30/16	$10,378	$10,847	$10,397
10/31/16	$10,312	$10,764	$10,343
11/30/16	$10,086	$10,509	$10,136
12/31/16	$10,083	$10,524	$10,122
1/31/17	$10,174	$10,544	$10,206
2/28/17	$10,218	$10,615	$10,264
3/31/17	$10,216	$10,610	$10,254
4/30/17	$10,269	$10,692	$10,316
5/31/17	$10,266	$10,774	$10,318
6/30/17	$10,172	$10,763	$10,215
7/31/17	$10,221	$10,809	$10,263
8/31/17	$10,332	$10,906	$10,382
9/30/17	$10,254	$10,854	$10,310
10/31/17	$10,281	$10,861	$10,334
11/30/17	$10,295	$10,847	$10,354
12/31/17	$10,408	$10,897	$10,459
1/31/18	$10,304	$10,771	$10,366
2/28/18	$10,192	$10,669	$10,256
3/31/18	$10,297	$10,737	$10,371
4/30/18	$10,285	$10,658	$10,364
5/31/18	$10,315	$10,734	$10,408
6/30/18	$10,382	$10,720	$10,452
7/31/18	$10,327	$10,723	$10,399
8/31/18	$10,392	$10,792	$10,477
9/30/18	$10,284	$10,722	$10,355
10/31/18	$10,123	$10,638	$10,197
11/30/18	$10,175	$10,701	$10,245
12/31/18	$10,228	$10,898	$10,302
1/31/19	$10,377	$11,014	$10,451
2/28/19	$10,357	$11,007	$10,445
3/31/19	$10,570	$11,219	$10,650
4/30/19	$10,593	$11,221	$10,686
5/31/19	$10,790	$11,421	$10,877
6/30/19	$10,869	$11,564	$10,965
7/31/19	$10,905	$11,589	$11,004
8/31/19	$11,181	$11,890	$11,294
9/30/19	$11,047	$11,826	$11,121
10/31/19	$11,037	$11,862	$11,154
11/30/19	$11,057	$11,856	$11,169
12/31/19	$11,094	$11,848	$11,206
1/31/20	$11,360	$12,076	$11,473
2/29/20	$11,476	$12,293	$11,592
3/31/20	$11,326	$12,221	$11,439
4/30/20	$11,626	$12,438	$11,745
5/31/20	$11,682	$12,496	$11,805
6/30/20	$11,804	$12,575	$11,931
7/31/20	$12,099	$12,762	$12,224
8/31/20	$12,199	$12,659	$12,335
9/30/20	$12,160	$12,652	$12,295
10/31/20	$12,073	$12,596	$12,206
11/30/20	$12,224	$12,720	$12,359
12/31/20	$12,357	$12,737	$12,497
1/31/21	$12,389	$12,646	$12,536
2/28/21	$12,155	$12,463	$12,302
3/31/21	$12,115	$12,308	$12,268
4/30/21	$12,297	$12,405	$12,453
5/31/21	$12,440	$12,445	$12,601
6/30/21	$12,549	$12,533	$12,702
7/31/21	$12,890	$12,673	$13,048
8/31/21	$12,866	$12,649	$13,031
9/30/21	$12,758	$12,539	$12,929
10/31/21	$12,892	$12,536	$13,072
11/30/21	$13,034	$12,573	$13,227
12/31/21	$13,062	$12,541	$13,248
1/31/22	$12,750	$12,271	$12,944
2/28/22	$12,869	$12,134	$13,066
3/31/22	$12,632	$11,797	$12,840
4/30/22	$12,318	$11,349	$12,526
5/31/22	$12,170	$11,422	$12,385
6/30/22	$11,765	$11,243	$11,980
7/31/22	$12,318	$11,518	$12,517
8/31/22	$11,980	$11,192	$12,176
9/30/22	$11,153	$10,709	$11,343
10/31/22	$11,307	$10,570	$11,480
11/30/22	$11,513	$10,959	$11,704
12/31/22	$11,397	$10,909	$11,583
1/31/23	$11,626	$11,245	$11,810
2/28/23	$11,482	$10,954	$11,643
3/31/23	$11,793	$11,232	$11,982
4/30/23	$11,797	$11,300	$11,998
5/31/23	$11,663	$11,177	$11,847
6/30/23	$11,641	$11,137	$11,811
7/31/23	$11,636	$11,130	$11,824
8/31/23	$11,529	$11,059	$11,711
9/30/23	$11,303	$10,778	$11,482
10/31/23	$11,206	$10,607	$11,394
11/30/23	$11,514	$11,088	$11,706
12/31/23	$11,804	$11,512	$11,999
1/31/24	$11,849	$11,481	$12,044
2/29/24	$11,730	$11,318	$11,916
3/31/24	$11,807	$11,423	$12,001
4/30/24	$11,617	$11,134	$11,809
5/31/24	$11,820	$11,323	$12,014
6/30/24	$11,903	$11,430	$12,109

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	2.26%	1.84%	1.76%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at Market Price)	2.31%	1.85%	1.76%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. Inflation-Linked Treasury Index	2.52%	2.01%	1.93%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 98,743,000	$ 98,743,000	$ 98,743,000	$ 98,743,000	$ 98,743,000	$ 98,743,000	$ 98,743,000
Holdings Count | Holding	42	42	42	42	42	42	42
Advisory Fees Paid, Amount	$ 220,000
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$98,743
# of Portfolio Holdings	42
Portfolio Turnover Rate	125%
Total Net Management Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000117167
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Trading Symbol	LDUR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to investment grade corporate credit during the first half of 2024, specifically financials, contributed to relative performance, as corporate credit spreads tightened.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive return.

• U.S. duration positioning, specifically overweight exposure to the 2 year part of the curve and underweight exposure to the 10 year part of the curve, contributed to relative performance, due to the curve steepening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,999	$9,975	$9,992
8/31/14	$10,034	$10,085	$10,009
9/30/14	$10,033	$10,017	$10,003
10/31/14	$10,059	$10,115	$10,031
11/30/14	$10,068	$10,187	$10,045
12/31/14	$10,035	$10,196	$10,021
1/31/15	$10,092	$10,410	$10,071
2/28/15	$10,146	$10,312	$10,050
3/31/15	$10,174	$10,360	$10,073
4/30/15	$10,201	$10,323	$10,078
5/31/15	$10,247	$10,298	$10,085
6/30/15	$10,237	$10,186	$10,088
7/31/15	$10,254	$10,257	$10,093
8/31/15	$10,217	$10,242	$10,089
9/30/15	$10,178	$10,311	$10,119
10/31/15	$10,259	$10,313	$10,109
11/30/15	$10,263	$10,286	$10,084
12/31/15	$10,240	$10,252	$10,075
1/31/16	$10,212	$10,393	$10,136
2/29/16	$10,195	$10,467	$10,148
3/31/16	$10,296	$10,563	$10,166
4/30/16	$10,348	$10,604	$10,169
5/31/16	$10,400	$10,607	$10,158
6/30/16	$10,417	$10,797	$10,219
7/31/16	$10,486	$10,865	$10,213
8/31/16	$10,512	$10,853	$10,197
9/30/16	$10,534	$10,847	$10,208
10/31/16	$10,553	$10,764	$10,202
11/30/16	$10,508	$10,509	$10,161
12/31/16	$10,530	$10,524	$10,164
1/31/17	$10,550	$10,544	$10,177
2/28/17	$10,580	$10,615	$10,187
3/31/17	$10,598	$10,610	$10,191
4/30/17	$10,626	$10,692	$10,205
5/31/17	$10,654	$10,774	$10,217
6/30/17	$10,681	$10,763	$10,208
7/31/17	$10,689	$10,809	$10,230
8/31/17	$10,712	$10,906	$10,249
9/30/17	$10,740	$10,854	$10,233
10/31/17	$10,772	$10,861	$10,226
11/30/17	$10,765	$10,847	$10,206
12/31/17	$10,755	$10,897	$10,207
1/31/18	$10,739	$10,771	$10,178
2/28/18	$10,745	$10,669	$10,174
3/31/18	$10,740	$10,737	$10,194
4/30/18	$10,755	$10,658	$10,178
5/31/18	$10,781	$10,734	$10,215
6/30/18	$10,798	$10,720	$10,216
7/31/18	$10,824	$10,723	$10,216
8/31/18	$10,852	$10,792	$10,248
9/30/18	$10,875	$10,722	$10,236
10/31/18	$10,897	$10,638	$10,252
11/30/18	$10,894	$10,701	$10,287
12/31/18	$10,900	$10,898	$10,369
1/31/19	$10,958	$11,014	$10,396
2/28/19	$11,016	$11,007	$10,407
3/31/19	$11,064	$11,219	$10,471
4/30/19	$11,108	$11,221	$10,492
5/31/19	$11,144	$11,421	$10,566
6/30/19	$11,193	$11,564	$10,621
7/31/19	$11,242	$11,589	$10,609
8/31/19	$11,288	$11,890	$10,694
9/30/19	$11,298	$11,826	$10,682
10/31/19	$11,327	$11,862	$10,717
11/30/19	$11,335	$11,856	$10,714
12/31/19	$11,373	$11,848	$10,737
1/31/20	$11,478	$12,076	$10,795
2/29/20	$11,581	$12,293	$10,889
3/31/20	$11,258	$12,221	$11,038
4/30/20	$11,464	$12,438	$11,043
5/31/20	$11,575	$12,496	$11,050
6/30/20	$11,726	$12,575	$11,053
7/31/20	$11,769	$12,762	$11,064
8/31/20	$11,790	$12,659	$11,061
9/30/20	$11,818	$12,652	$11,064
10/31/20	$11,866	$12,596	$11,060
11/30/20	$11,848	$12,720	$11,065
12/31/20	$11,883	$12,737	$11,070
1/31/21	$11,915	$12,646	$11,072
2/28/21	$11,909	$12,463	$11,063
3/31/21	$11,902	$12,308	$11,065
4/30/21	$11,912	$12,405	$11,070
5/31/21	$11,921	$12,445	$11,078
6/30/21	$11,909	$12,533	$11,061
7/31/21	$11,921	$12,673	$11,079
8/31/21	$11,923	$12,649	$11,079
9/30/21	$11,931	$12,539	$11,068
10/31/21	$11,891	$12,536	$11,034
11/30/21	$11,863	$12,573	$11,036
12/31/21	$11,846	$12,541	$11,009
1/31/22	$11,766	$12,271	$10,936
2/28/22	$11,686	$12,134	$10,896
3/31/22	$11,495	$11,797	$10,751
4/30/22	$11,452	$11,349	$10,700
5/31/22	$11,499	$11,422	$10,759
6/30/22	$11,384	$11,243	$10,696
7/31/22	$11,420	$11,518	$10,732
8/31/22	$11,375	$11,192	$10,655
9/30/22	$11,268	$10,709	$10,530
10/31/22	$11,197	$10,570	$10,519
11/30/22	$11,266	$10,959	$10,585
12/31/22	$11,324	$10,909	$10,607
1/31/23	$11,407	$11,245	$10,680
2/28/23	$11,353	$10,954	$10,603
3/31/23	$11,463	$11,232	$10,772
4/30/23	$11,504	$11,300	$10,800
5/31/23	$11,486	$11,177	$10,762
6/30/23	$11,445	$11,137	$10,710
7/31/23	$11,512	$11,130	$10,748
8/31/23	$11,564	$11,059	$10,790
9/30/23	$11,578	$10,778	$10,789
10/31/23	$11,611	$10,607	$10,826
11/30/23	$11,731	$11,088	$10,936
12/31/23	$11,875	$11,512	$11,058
1/31/24	$11,952	$11,481	$11,101
2/29/24	$11,923	$11,318	$11,055
3/31/24	$11,981	$11,423	$11,091
4/30/24	$11,950	$11,134	$11,055
5/31/24	$12,041	$11,323	$11,131
6/30/24	$12,104	$11,430	$11,195

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	5.76%	1.58%	1.93%
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at Market Price)	5.76%	1.55%	1.77%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 870,154,000	$ 870,154,000	$ 870,154,000	$ 870,154,000	$ 870,154,000	$ 870,154,000	$ 870,154,000
Holdings Count | Holding	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,336,000
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$870,154
# of Portfolio Holdings	488
Portfolio Turnover Rate	183%
Total Net Management Fees Paid During the Reporting Period	$4,336
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	30.4%
Asset-Backed Securities	29.0%
U.S. Treasury Obligations	22.2%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Government Agencies	8.8%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

Material Fund Change [Text Block]
C000215593
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Trading Symbol	EMNT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to investment grade corporate credit, particularly in the financial sector, contributed to relative performance, as spreads tightened.

• Overweight exposure to U.S. duration, particularly in the 1 year part of the curve, contributed to relative performance, as interest rates fell.

• Overweight exposure to select securitized credit, particularly asset-backed securities, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,023	$10,006	$10,010
1/31/20	$10,058	$10,198	$10,024
2/29/20	$10,084	$10,382	$10,036
3/31/20	$9,961	$10,321	$10,049
4/30/20	$10,043	$10,504	$10,057
5/31/20	$10,101	$10,553	$10,061
6/30/20	$10,153	$10,619	$10,062
7/31/20	$10,183	$10,778	$10,064
8/31/20	$10,196	$10,691	$10,065
9/30/20	$10,207	$10,685	$10,066
10/31/20	$10,210	$10,637	$10,067
11/30/20	$10,223	$10,742	$10,067
12/31/20	$10,232	$10,757	$10,068
1/31/21	$10,241	$10,679	$10,069
2/28/21	$10,239	$10,525	$10,070
3/31/21	$10,235	$10,394	$10,070
4/30/21	$10,246	$10,476	$10,070
5/31/21	$10,256	$10,510	$10,071
6/30/21	$10,255	$10,584	$10,071
7/31/21	$10,264	$10,702	$10,071
8/31/21	$10,265	$10,682	$10,071
9/30/21	$10,264	$10,589	$10,072
10/31/21	$10,256	$10,587	$10,072
11/30/21	$10,254	$10,618	$10,072
12/31/21	$10,252	$10,591	$10,073
1/31/22	$10,235	$10,363	$10,073
2/28/22	$10,216	$10,247	$10,074
3/31/22	$10,156	$9,962	$10,076
4/30/22	$10,137	$9,584	$10,079
5/31/22	$10,141	$9,646	$10,083
6/30/22	$10,108	$9,495	$10,090
7/31/22	$10,136	$9,727	$10,101
8/31/22	$10,144	$9,452	$10,116
9/30/22	$10,117	$9,043	$10,135
10/31/22	$10,109	$8,926	$10,161
11/30/22	$10,165	$9,255	$10,190
12/31/22	$10,205	$9,213	$10,224
1/31/23	$10,273	$9,496	$10,262
2/28/23	$10,301	$9,251	$10,298
3/31/23	$10,341	$9,486	$10,339
4/30/23	$10,389	$9,543	$10,380
5/31/23	$10,424	$9,439	$10,424
6/30/23	$10,467	$9,406	$10,468
7/31/23	$10,522	$9,399	$10,516
8/31/23	$10,570	$9,339	$10,565
9/30/23	$10,617	$9,102	$10,613
10/31/23	$10,663	$8,958	$10,663
11/30/23	$10,725	$9,364	$10,711
12/31/23	$10,787	$9,722	$10,762
1/31/24	$10,849	$9,696	$10,812
2/29/24	$10,903	$9,559	$10,859
3/31/24	$10,958	$9,647	$10,909
4/30/24	$11,007	$9,403	$10,958
5/31/24	$11,064	$9,563	$11,009
6/30/24	$11,112	$9,653	$11,059

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	6.16%	2.34%
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at Market Price)	6.14%	2.33%
Bloomberg U.S. Aggregate Index	2.63%	(0.77%)
FTSE 3-Month Treasury Bill Index	5.64%	2.23%

Performance Inception Date							Dec. 10, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 166,877,000	$ 166,877,000	$ 166,877,000	$ 166,877,000	$ 166,877,000	$ 166,877,000	$ 166,877,000
Holdings Count | Holding	186	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 391,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$166,877
# of Portfolio Holdings	186
Portfolio Turnover Rate	73%
Total Net Management Fees Paid During the Reporting Period	$391
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	45.2%
Asset-Backed Securities	26.6%
Non-Agency Mortgage-Backed Securities	2.5%
U.S. Government Agencies	2.2%
U.S. Treasury Obligations	1.6%
Sovereign Issues	0.8%
Short-Term Instruments	33.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	(12.4%)
Total	100.0%

Material Fund Change [Text Block]
C000080241
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Trading Symbol	MINT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly commercial mortgage-backed securities, collateralized loan obligations,

    and asset-backed securities, contributed to relative performance, as spreads tightened.

• Overweight exposure to U.S. duration in the 1 year part of the curve contributed to relative performance, as interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly in the financial sector, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,002	$9,975	$10,000
8/31/14	$10,013	$10,085	$10,001
9/30/14	$10,014	$10,017	$10,001
10/31/14	$10,014	$10,115	$10,001
11/30/14	$10,015	$10,187	$10,001
12/31/14	$10,004	$10,196	$10,001
1/31/15	$10,013	$10,410	$10,001
2/28/15	$10,026	$10,312	$10,002
3/31/15	$10,034	$10,360	$10,002
4/30/15	$10,042	$10,323	$10,002
5/31/15	$10,054	$10,298	$10,002
6/30/15	$10,053	$10,186	$10,002
7/31/15	$10,056	$10,257	$10,002
8/31/15	$10,053	$10,242	$10,003
9/30/15	$10,037	$10,311	$10,003
10/31/15	$10,052	$10,313	$10,003
11/30/15	$10,060	$10,286	$10,003
12/31/15	$10,056	$10,252	$10,004
1/31/16	$10,062	$10,393	$10,005
2/29/16	$10,057	$10,467	$10,007
3/31/16	$10,091	$10,563	$10,009
4/30/16	$10,124	$10,604	$10,012
5/31/16	$10,146	$10,607	$10,014
6/30/16	$10,156	$10,797	$10,016
7/31/16	$10,179	$10,865	$10,018
8/31/16	$10,205	$10,853	$10,021
9/30/16	$10,218	$10,847	$10,023
10/31/16	$10,235	$10,764	$10,025
11/30/16	$10,246	$10,509	$10,028
12/31/16	$10,257	$10,524	$10,031
1/31/17	$10,277	$10,544	$10,035
2/28/17	$10,300	$10,615	$10,039
3/31/17	$10,316	$10,610	$10,043
4/30/17	$10,331	$10,692	$10,048
5/31/17	$10,347	$10,774	$10,054
6/30/17	$10,364	$10,763	$10,062
7/31/17	$10,382	$10,809	$10,070
8/31/17	$10,398	$10,906	$10,079
9/30/17	$10,415	$10,854	$10,087
10/31/17	$10,433	$10,861	$10,096
11/30/17	$10,439	$10,847	$10,105
12/31/17	$10,451	$10,897	$10,116
1/31/18	$10,463	$10,771	$10,127
2/28/18	$10,472	$10,669	$10,138
3/31/18	$10,483	$10,737	$10,151
4/30/18	$10,502	$10,658	$10,164
5/31/18	$10,525	$10,734	$10,180
6/30/18	$10,540	$10,720	$10,195
7/31/18	$10,563	$10,723	$10,212
8/31/18	$10,589	$10,792	$10,229
9/30/18	$10,607	$10,722	$10,246
10/31/18	$10,623	$10,638	$10,265
11/30/18	$10,628	$10,701	$10,284
12/31/18	$10,631	$10,898	$10,304
1/31/19	$10,678	$11,014	$10,325
2/28/19	$10,712	$11,007	$10,344
3/31/19	$10,747	$11,219	$10,365
4/30/19	$10,782	$11,221	$10,386
5/31/19	$10,811	$11,421	$10,408
6/30/19	$10,839	$11,564	$10,429
7/31/19	$10,866	$11,589	$10,450
8/31/19	$10,890	$11,890	$10,470
9/30/19	$10,913	$11,826	$10,488
10/31/19	$10,940	$11,862	$10,505
11/30/19	$10,960	$11,856	$10,521
12/31/19	$10,982	$11,848	$10,536
1/31/20	$11,021	$12,076	$10,550
2/29/20	$11,039	$12,293	$10,564
3/31/20	$10,764	$12,221	$10,577
4/30/20	$10,929	$12,438	$10,586
5/31/20	$11,008	$12,496	$10,590
6/30/20	$11,079	$12,575	$10,591
7/31/20	$11,107	$12,762	$10,592
8/31/20	$11,125	$12,659	$10,594
9/30/20	$11,132	$12,652	$10,595
10/31/20	$11,140	$12,596	$10,596
11/30/20	$11,150	$12,720	$10,596
12/31/20	$11,161	$12,737	$10,597
1/31/21	$11,173	$12,646	$10,598
2/28/21	$11,170	$12,463	$10,599
3/31/21	$11,158	$12,308	$10,599
4/30/21	$11,168	$12,405	$10,600
5/31/21	$11,178	$12,445	$10,600
6/30/21	$11,177	$12,533	$10,600
7/31/21	$11,185	$12,673	$10,600
8/31/21	$11,187	$12,649	$10,600
9/30/21	$11,185	$12,539	$10,601
10/31/21	$11,172	$12,536	$10,601
11/30/21	$11,166	$12,573	$10,602
12/31/21	$11,161	$12,541	$10,602
1/31/22	$11,135	$12,271	$10,603
2/28/22	$11,108	$12,134	$10,603
3/31/22	$11,018	$11,797	$10,605
4/30/22	$10,984	$11,349	$10,608
5/31/22	$10,985	$11,422	$10,613
6/30/22	$10,932	$11,243	$10,620
7/31/22	$10,964	$11,518	$10,631
8/31/22	$10,982	$11,192	$10,647
9/30/22	$10,955	$10,709	$10,668
10/31/22	$10,936	$10,570	$10,694
11/30/22	$10,999	$10,959	$10,725
12/31/22	$11,054	$10,909	$10,761
1/31/23	$11,150	$11,245	$10,801
2/28/23	$11,174	$10,954	$10,839
3/31/23	$11,195	$11,232	$10,882
4/30/23	$11,252	$11,300	$10,925
5/31/23	$11,314	$11,177	$10,972
6/30/23	$11,379	$11,137	$11,018
7/31/23	$11,448	$11,130	$11,069
8/31/23	$11,509	$11,059	$11,120
9/30/23	$11,568	$10,778	$11,170
10/31/23	$11,621	$10,607	$11,223
11/30/23	$11,676	$11,088	$11,274
12/31/23	$11,739	$11,512	$11,327
1/31/24	$11,808	$11,481	$11,380
2/29/24	$11,865	$11,318	$11,430
3/31/24	$11,931	$11,423	$11,482
4/30/24	$11,986	$11,134	$11,534
5/31/24	$12,048	$11,323	$11,588
6/30/24	$12,099	$11,430	$11,640

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	6.33%	2.22%	1.92%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at Market Price)	6.36%	2.23%	1.93%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 12,049,316,000	$ 12,049,316,000	$ 12,049,316,000	$ 12,049,316,000	$ 12,049,316,000	$ 12,049,316,000	$ 12,049,316,000
Holdings Count | Holding	829	829	829	829	829	829	829
Advisory Fees Paid, Amount	$ 36,569,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$12,049,316
# of Portfolio Holdings	829
Portfolio Turnover Rate	57%
Total Net Management Fees Paid During the Reporting Period	$36,569
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	53.5%
Asset-Backed Securities	26.4%
U.S. Government Agencies	4.8%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	2.0%
Short-Term Instruments	10.9%
Other Investments	0.0%
Other Assets and Liabilities, Net	(1.0%)
Total	100.0%

Material Fund Change [Text Block]
C000080245
Shareholder Report [Line Items]
Fund Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Trading Symbol	MUNI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Security selection within the housing sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

• Yield curve strategies detracted from performance, as rates broadly rose.

• Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

• Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,015	$10,018	$10,019
8/31/14	$10,105	$10,139	$10,113
9/30/14	$10,098	$10,149	$10,113
10/31/14	$10,137	$10,219	$10,166
11/30/14	$10,145	$10,236	$10,177
12/31/14	$10,178	$10,288	$10,204
1/31/15	$10,348	$10,470	$10,359
2/28/15	$10,226	$10,362	$10,268
3/31/15	$10,261	$10,392	$10,290
4/30/15	$10,205	$10,338	$10,252
5/31/15	$10,164	$10,309	$10,223
6/30/15	$10,145	$10,300	$10,222
7/31/15	$10,192	$10,375	$10,284
8/31/15	$10,211	$10,395	$10,303
9/30/15	$10,280	$10,470	$10,376
10/31/15	$10,340	$10,512	$10,416
11/30/15	$10,377	$10,554	$10,438
12/31/15	$10,441	$10,628	$10,492
1/31/16	$10,566	$10,755	$10,617
2/29/16	$10,575	$10,771	$10,636
3/31/16	$10,590	$10,806	$10,646
4/30/16	$10,659	$10,885	$10,710
5/31/16	$10,665	$10,915	$10,715
6/30/16	$10,806	$11,088	$10,847
7/31/16	$10,815	$11,095	$10,862
8/31/16	$10,839	$11,110	$10,866
9/30/16	$10,815	$11,054	$10,827
10/31/16	$10,719	$10,938	$10,739
11/30/16	$10,357	$10,531	$10,393
12/31/16	$10,421	$10,654	$10,494
1/31/17	$10,468	$10,724	$10,567
2/28/17	$10,525	$10,799	$10,638
3/31/17	$10,559	$10,822	$10,656
4/30/17	$10,638	$10,901	$10,732
5/31/17	$10,757	$11,074	$10,873
6/30/17	$10,732	$11,034	$10,831
7/31/17	$10,800	$11,123	$10,910
8/31/17	$10,886	$11,208	$10,983
9/30/17	$10,852	$11,151	$10,932
10/31/17	$10,878	$11,178	$10,947
11/30/17	$10,819	$11,118	$10,858
12/31/17	$10,894	$11,235	$10,948
1/31/18	$10,803	$11,102	$10,853
2/28/18	$10,766	$11,069	$10,825
3/31/18	$10,789	$11,110	$10,849
4/30/18	$10,758	$11,070	$10,820
5/31/18	$10,852	$11,197	$10,921
6/30/18	$10,867	$11,207	$10,940
7/31/18	$10,899	$11,234	$10,975
8/31/18	$10,920	$11,263	$10,995
9/30/18	$10,863	$11,190	$10,934
10/31/18	$10,801	$11,121	$10,889
11/30/18	$10,903	$11,244	$11,000
12/31/18	$11,015	$11,379	$11,121
1/31/19	$11,117	$11,465	$11,215
2/28/19	$11,185	$11,526	$11,270
3/31/19	$11,319	$11,708	$11,401
4/30/19	$11,354	$11,752	$11,424
5/31/19	$11,514	$11,914	$11,563
6/30/19	$11,563	$11,958	$11,610
7/31/19	$11,650	$12,055	$11,702
8/31/19	$11,796	$12,245	$11,838
9/30/19	$11,718	$12,147	$11,742
10/31/19	$11,730	$12,168	$11,772
11/30/19	$11,750	$12,199	$11,800
12/31/19	$11,790	$12,236	$11,837
1/31/20	$11,963	$12,456	$12,019
2/29/20	$12,076	$12,617	$12,132
3/31/20	$11,686	$12,159	$11,778
4/30/20	$11,581	$12,006	$11,694
5/31/20	$11,929	$12,388	$12,026
6/30/20	$12,033	$12,490	$12,096
7/31/20	$12,211	$12,701	$12,265
8/31/20	$12,185	$12,641	$12,224
9/30/20	$12,184	$12,644	$12,234
10/31/20	$12,162	$12,606	$12,203
11/30/20	$12,297	$12,796	$12,338
12/31/20	$12,374	$12,874	$12,397
1/31/21	$12,436	$12,956	$12,456
2/28/21	$12,265	$12,750	$12,299
3/31/21	$12,306	$12,829	$12,357
4/30/21	$12,400	$12,936	$12,434
5/31/21	$12,437	$12,975	$12,452
6/30/21	$12,462	$13,010	$12,468
7/31/21	$12,547	$13,118	$12,559
8/31/21	$12,512	$13,070	$12,534
9/30/21	$12,421	$12,976	$12,457
10/31/21	$12,391	$12,938	$12,420
11/30/21	$12,465	$13,048	$12,486
12/31/21	$12,472	$13,069	$12,504
1/31/22	$12,186	$12,711	$12,199
2/28/22	$12,131	$12,666	$12,161
3/31/22	$11,798	$12,255	$11,837
4/30/22	$11,521	$11,916	$11,589
5/31/22	$11,651	$12,093	$11,752
6/30/22	$11,511	$11,895	$11,654
7/31/22	$11,768	$12,210	$11,914
8/31/22	$11,575	$11,942	$11,708
9/30/22	$11,254	$11,484	$11,353
10/31/22	$11,179	$11,388	$11,309
11/30/22	$11,582	$11,921	$11,705
12/31/22	$11,626	$11,955	$11,761
1/31/23	$11,889	$12,298	$12,025
2/28/23	$11,681	$12,020	$11,798
3/31/23	$11,886	$12,287	$12,028
4/30/23	$11,885	$12,259	$11,994
5/31/23	$11,805	$12,153	$11,888
6/30/23	$11,886	$12,274	$11,978
7/31/23	$11,914	$12,323	$12,025
8/31/23	$11,819	$12,146	$11,904
9/30/23	$11,567	$11,790	$11,637
10/31/23	$11,479	$11,689	$11,589
11/30/23	$12,037	$12,431	$12,149
12/31/23	$12,331	$12,720	$12,379
1/31/24	$12,317	$12,655	$12,331
2/29/24	$12,329	$12,671	$12,343
3/31/24	$12,338	$12,671	$12,343
4/30/24	$12,214	$12,514	$12,216
5/31/24	$12,205	$12,477	$12,143
6/30/24	$12,361	$12,669	$12,300

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	3.99%	1.34%	2.14%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at Market Price)	3.87%	1.29%	2.13%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-15 Year Municipal Bond Index	2.69%	1.16%	2.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,505,332,000	$ 1,505,332,000	$ 1,505,332,000	$ 1,505,332,000	$ 1,505,332,000	$ 1,505,332,000	$ 1,505,332,000
Holdings Count | Holding	432	432	432	432	432	432	432
Advisory Fees Paid, Amount	$ 4,346,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,505,332
# of Portfolio Holdings	432
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$4,346
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.5%
Ad Valorem Property Tax	9.6%
Local or Guaranteed Housing	7.5%
Short-Term Instruments	6.7%
Electric Power & Light Revenue	6.6%
Natural Gas Revenue	6.0%
Highway Revenue Tolls	5.9%
Income Tax Revenue	5.4%
Water Revenue	4.9%
Industrial Revenue	4.0%
Miscellaneous Revenue	4.0%
Sales Tax Revenue	3.5%
Tobacco Settlement Funded	3.2%
Sewer Revenue	2.7%
Other Investments	14.4%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Material Fund Change [Text Block]
C000089022
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Trading Symbol	CORP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within specialty finance, specifically overweight exposure to a large public alternative asset manager, contributed to performance, as spreads tightened amid positive fee related earning results.

• Security selection within technology, specifically overweight exposure to a semiconductor production company, contributed to performance, as spreads tightened amid positive earnings results driven by artificial intelligence-related demand.

• Security selection within healthcare, specifically overweight exposure to a branded pharmaceutical company, contributed to performance, as spreads tightened amid growth in next-generation products.

• Duration positioning detracted from performance, as interest rates remained volatile.

• Security selection within chemicals, specifically overweight exposure to a corporation focused on pharmaceuticals, detracted from performance, as spreads widened amid weak earnings results.

• Security selection within aerospace and defense, specifically overweight exposure to a commercial aircraft manufacturer and defense contractor, detracted from performance, as spreads widened amid production slowdowns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US Corporate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,982	$9,975	$9,988
8/31/14	$10,144	$10,085	$10,131
9/30/14	$9,991	$10,017	$10,005
10/31/14	$10,090	$10,115	$10,098
11/30/14	$10,177	$10,187	$10,162
12/31/14	$10,140	$10,196	$10,148
1/31/15	$10,427	$10,410	$10,426
2/28/15	$10,336	$10,312	$10,339
3/31/15	$10,372	$10,360	$10,377
4/30/15	$10,333	$10,323	$10,322
5/31/15	$10,241	$10,298	$10,270
6/30/15	$10,074	$10,186	$10,102
7/31/15	$10,155	$10,257	$10,156
8/31/15	$10,060	$10,242	$10,088
9/30/15	$10,131	$10,311	$10,141
10/31/15	$10,204	$10,313	$10,195
11/30/15	$10,185	$10,286	$10,172
12/31/15	$10,093	$10,252	$10,084
1/31/16	$10,134	$10,393	$10,128
2/29/16	$10,248	$10,467	$10,203
3/31/16	$10,538	$10,563	$10,480
4/30/16	$10,679	$10,604	$10,622
5/31/16	$10,659	$10,607	$10,615
6/30/16	$10,894	$10,797	$10,847
7/31/16	$11,057	$10,865	$11,004
8/31/16	$11,076	$10,853	$11,034
9/30/16	$11,057	$10,847	$11,002
10/31/16	$10,952	$10,764	$10,911
11/30/16	$10,640	$10,509	$10,619
12/31/16	$10,715	$10,524	$10,685
1/31/17	$10,751	$10,544	$10,729
2/28/17	$10,883	$10,615	$10,851
3/31/17	$10,859	$10,610	$10,837
4/30/17	$10,976	$10,692	$10,945
5/31/17	$11,091	$10,774	$11,073
6/30/17	$11,133	$10,763	$11,100
7/31/17	$11,221	$10,809	$11,183
8/31/17	$11,302	$10,906	$11,277
9/30/17	$11,280	$10,854	$11,252
10/31/17	$11,328	$10,861	$11,297
11/30/17	$11,304	$10,847	$11,281
12/31/17	$11,399	$10,897	$11,377
1/31/18	$11,300	$10,771	$11,272
2/28/18	$11,104	$10,669	$11,104
3/31/18	$11,117	$10,737	$11,128
4/30/18	$11,013	$10,658	$11,033
5/31/18	$11,049	$10,734	$11,082
6/30/18	$11,007	$10,720	$11,023
7/31/18	$11,107	$10,723	$11,104
8/31/18	$11,153	$10,792	$11,165
9/30/18	$11,125	$10,722	$11,128
10/31/18	$10,957	$10,638	$10,978
11/30/18	$10,932	$10,701	$10,957
12/31/18	$11,091	$10,898	$11,122
1/31/19	$11,350	$11,014	$11,354
2/28/19	$11,383	$11,007	$11,395
3/31/19	$11,683	$11,219	$11,679
4/30/19	$11,747	$11,221	$11,744
5/31/19	$11,899	$11,421	$11,912
6/30/19	$12,179	$11,564	$12,186
7/31/19	$12,259	$11,589	$12,266
8/31/19	$12,632	$11,890	$12,639
9/30/19	$12,561	$11,826	$12,560
10/31/19	$12,632	$11,862	$12,637
11/30/19	$12,661	$11,856	$12,665
12/31/19	$12,694	$11,848	$12,705
1/31/20	$13,004	$12,076	$13,029
2/29/20	$13,136	$12,293	$13,180
3/31/20	$12,236	$12,221	$12,241
4/30/20	$12,845	$12,438	$12,835
5/31/20	$13,087	$12,496	$13,069
6/30/20	$13,368	$12,575	$13,338
7/31/20	$13,779	$12,762	$13,758
8/31/20	$13,595	$12,659	$13,578
9/30/20	$13,551	$12,652	$13,552
10/31/20	$13,510	$12,596	$13,522
11/30/20	$13,893	$12,720	$13,898
12/31/20	$13,963	$12,737	$13,962
1/31/21	$13,798	$12,646	$13,816
2/28/21	$13,569	$12,463	$13,594
3/31/21	$13,336	$12,308	$13,357
4/30/21	$13,487	$12,405	$13,507
5/31/21	$13,568	$12,445	$13,586
6/30/21	$13,808	$12,533	$13,814
7/31/21	$13,987	$12,673	$13,996
8/31/21	$13,948	$12,649	$13,964
9/30/21	$13,800	$12,539	$13,825
10/31/21	$13,821	$12,536	$13,851
11/30/21	$13,826	$12,573	$13,853
12/31/21	$13,813	$12,541	$13,819
1/31/22	$13,385	$12,271	$13,398
2/28/22	$13,131	$12,134	$13,116
3/31/22	$12,803	$11,797	$12,760
4/30/22	$12,146	$11,349	$12,115
5/31/22	$12,233	$11,422	$12,190
6/30/22	$11,907	$11,243	$11,880
7/31/22	$12,290	$11,518	$12,232
8/31/22	$11,944	$11,192	$11,913
9/30/22	$11,359	$10,709	$11,303
10/31/22	$11,231	$10,570	$11,177
11/30/22	$11,786	$10,959	$11,727
12/31/22	$11,737	$10,909	$11,702
1/31/23	$12,210	$11,245	$12,157
2/28/23	$11,853	$10,954	$11,803
3/31/23	$12,192	$11,232	$12,105
4/30/23	$12,294	$11,300	$12,208
5/31/23	$12,134	$11,177	$12,046
6/30/23	$12,159	$11,137	$12,080
7/31/23	$12,209	$11,130	$12,133
8/31/23	$12,129	$11,059	$12,050
9/30/23	$11,831	$10,778	$11,754
10/31/23	$11,617	$10,607	$11,540
11/30/23	$12,270	$11,088	$12,191
12/31/23	$12,768	$11,512	$12,685
1/31/24	$12,782	$11,481	$12,703
2/29/24	$12,596	$11,318	$12,526
3/31/24	$12,739	$11,423	$12,674
4/30/24	$12,445	$11,134	$12,379
5/31/24	$12,676	$11,323	$12,609
6/30/24	$12,759	$11,430	$12,689

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	4.93%	0.93%	2.47%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at Market Price)	4.81%	0.91%	2.47%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA US Corporate Index	5.04%	0.81%	2.41%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 1,129,828,000	$ 1,129,828,000	$ 1,129,828,000	$ 1,129,828,000	$ 1,129,828,000	$ 1,129,828,000	$ 1,129,828,000
Holdings Count | Holding	1,428	1,428	1,428	1,428	1,428	1,428	1,428
Advisory Fees Paid, Amount	$ 1,941,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,129,828
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	23%
Total Net Management Fees Paid During the Reporting Period	$1,941
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Industrials	42.2%
Banking & Finance	39.7%
Utilities	12.9%
U.S. Treasury Obligations	8.2%
Short-Term Instruments	0.4%
Sovereign Issues	0.1%
Other Investments	0.4%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

C000229173
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Trading Symbol	MINO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

• Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

• There are no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index
9/8/2021	$10,000	$10,000
9/30/2021	$9,918	$9,932
10/31/2021	$9,886	$9,903
11/30/2021	$9,998	$9,987
12/31/2021	$10,031	$10,003
1/31/2022	$9,714	$9,730
2/28/2022	$9,648	$9,695
3/31/2022	$9,322	$9,381
4/30/2022	$9,032	$9,121
5/31/2022	$9,143	$9,257
6/30/2022	$8,911	$9,105
7/31/2022	$9,192	$9,346
8/31/2022	$8,997	$9,141
9/30/2022	$8,669	$8,790
10/31/2022	$8,542	$8,717
11/30/2022	$8,974	$9,124
12/31/2022	$8,983	$9,151
1/31/2023	$9,274	$9,413
2/28/2023	$9,084	$9,201
3/31/2023	$9,218	$9,405
4/30/2023	$9,288	$9,383
5/31/2023	$9,238	$9,302
6/30/2023	$9,345	$9,395
7/31/2023	$9,381	$9,432
8/31/2023	$9,304	$9,296
9/30/2023	$9,065	$9,024
10/31/2023	$8,939	$8,947
11/30/2023	$9,501	$9,515
12/31/2023	$9,753	$9,736
1/31/2024	$9,771	$9,687
2/29/2024	$9,816	$9,699
3/31/2024	$9,841	$9,699
4/30/2024	$9,750	$9,579
5/31/2024	$9,769	$9,551
6/30/2024	$9,910	$9,697

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	6.05%	(0.32%)
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at Market Price)	6.09%	(0.32%)
Bloomberg Municipal Bond Index	3.21%	(1.09%)

Performance Inception Date						Sep. 08, 2021
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 158,121,000	$ 158,121,000	$ 158,121,000	$ 158,121,000	$ 158,121,000	$ 158,121,000	$ 158,121,000
Holdings Count | Holding	250	250	250	250	250	250	250
Advisory Fees Paid, Amount	$ 426,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$158,121
# of Portfolio Holdings	250
Portfolio Turnover Rate	39%
Total Net Management Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.2%
Local or Guaranteed Housing	9.0%
Port, Airport & Marina Revenue	8.7%
Electric Power & Light Revenue	7.7%
Ad Valorem Property Tax	7.2%
Miscellaneous Revenue	5.5%
Industrial Revenue	4.1%
Short-Term Instruments	4.0%
Sales Tax Revenue	3.8%
Natural Gas Revenue	3.7%
Tobacco Settlement Funded	3.7%
Highway Revenue Tolls	3.7%
Water Revenue	3.6%
Income Tax Revenue	3.6%
Other Investments	16.4%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%

Material Fund Change [Text Block]
C000145158
Shareholder Report [Line Items]
Fund Name	PIMCO Senior Loan Active Exchange-Traded Fund
Trading Symbol	LONZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration positioning contributed to performance, as rates rose.

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed the broader market.

• Security selection within the wirelines sector, particularly underweight exposure to a large telecommunication services provider,

    contributed to performance, as prices fell.

• Security selection within the healthcare sector, particularly underweight exposure to a specialty pharmaceutical company, detracted from performance, as prices rose.

• Security selection within the building materials sector, particularly overweight exposure to a specialty hardware company, detracted from performance, as prices fell.

• Security selection within the cable and satellite sector, particularly overweight exposure to a French cable operator, detracted from performance, as prices fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	iBoxx USD Liquid Leveraged Loans Index
6/8/2022	$10,000	$10,000	$10,000
6/30/2022	$9,636	$9,915	$9,665
7/31/2022	$9,918	$10,157	$9,940
8/31/2022	$10,028	$9,870	$10,044
9/30/2022	$9,810	$9,444	$9,799
10/31/2022	$9,912	$9,321	$9,939
11/30/2022	$10,022	$9,664	$10,037
12/31/2022	$10,082	$9,621	$10,109
1/31/2023	$10,322	$9,917	$10,375
2/28/2023	$10,384	$9,660	$10,405
3/31/2023	$10,385	$9,906	$10,442
4/30/2023	$10,469	$9,966	$10,560
5/31/2023	$10,456	$9,857	$10,497
6/30/2023	$10,690	$9,822	$10,731
7/31/2023	$10,835	$9,815	$10,854
8/31/2023	$10,954	$9,752	$10,960
9/30/2023	$11,014	$9,505	$11,026
10/31/2023	$10,985	$9,355	$11,001
11/30/2023	$11,179	$9,778	$11,121
12/31/2023	$11,389	$10,153	$11,303
1/31/2024	$11,411	$10,125	$11,317
2/29/2024	$11,538	$9,982	$11,443
3/31/2024	$11,657	$10,074	$11,549
4/30/2024	$11,735	$9,819	$11,629
5/31/2024	$11,848	$9,986	$11,720
6/30/2024	$11,876	$10,080	$11,745

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	11.09%	8.70%
PIMCO Senior Loan Active Exchange-Traded Fund (at Market Price)	11.15%	8.76%
Bloomberg U.S. Aggregate Index	2.63%	0.54%
iBoxx USD Liquid Leveraged Loans Index	9.45%	8.09%

Performance Inception Date					Jun. 08, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 392,348,000	$ 392,348,000	$ 392,348,000	$ 392,348,000	$ 392,348,000	$ 392,348,000	$ 392,348,000
Holdings Count | Holding	302	302	302	302	302	302	302
Advisory Fees Paid, Amount	$ 1,565,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$392,348
# of Portfolio Holdings	302
Portfolio Turnover Rate	65%
Total Net Management Fees Paid During the Reporting Period	$1,565
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	85.6%
Corporate Bonds & Notes	2.8%
Short-Term Instruments	34.4%
Other Investments	0.4%
Other Assets and Liabilities, Net	(23.2%)
Total	100.0%

Material Fund Change [Text Block]
C000080244
Shareholder Report [Line Items]
Fund Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Trading Symbol	SMMU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Overweight exposure to a select duration position detracted from performance, as rates broadly rose.

• Select exposure within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

• Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,004	$10,018	$10,000
8/31/14	$10,024	$10,139	$10,007
9/30/14	$10,020	$10,149	$10,007
10/31/14	$10,031	$10,219	$10,011
11/30/14	$10,032	$10,236	$10,017
12/31/14	$10,011	$10,288	$10,012
1/31/15	$10,062	$10,470	$10,031
2/28/15	$10,041	$10,362	$10,034
3/31/15	$10,041	$10,392	$10,034
4/30/15	$10,036	$10,338	$10,035
5/31/15	$10,023	$10,309	$10,034
6/30/15	$10,037	$10,300	$10,034
7/31/15	$10,059	$10,375	$10,048
8/31/15	$10,066	$10,395	$10,064
9/30/15	$10,087	$10,470	$10,077
10/31/15	$10,111	$10,512	$10,087
11/30/15	$10,096	$10,554	$10,074
12/31/15	$10,100	$10,628	$10,073
1/31/16	$10,142	$10,755	$10,104
2/29/16	$10,166	$10,771	$10,120
3/31/16	$10,151	$10,806	$10,105
4/30/16	$10,175	$10,885	$10,116
5/31/16	$10,169	$10,915	$10,122
6/30/16	$10,205	$11,088	$10,139
7/31/16	$10,222	$11,095	$10,157
8/31/16	$10,223	$11,110	$10,142
9/30/16	$10,199	$11,054	$10,120
10/31/16	$10,185	$10,938	$10,127
11/30/16	$10,066	$10,531	$10,083
12/31/16	$10,075	$10,654	$10,103
1/31/17	$10,127	$10,724	$10,140
2/28/17	$10,179	$10,799	$10,173
3/31/17	$10,188	$10,822	$10,173
4/30/17	$10,214	$10,901	$10,189
5/31/17	$10,260	$11,074	$10,208
6/30/17	$10,243	$11,034	$10,200
7/31/17	$10,285	$11,123	$10,224
8/31/17	$10,326	$11,208	$10,247
9/30/17	$10,305	$11,151	$10,235
10/31/17	$10,306	$11,178	$10,236
11/30/17	$10,257	$11,118	$10,190
12/31/17	$10,274	$11,235	$10,196
1/31/18	$10,277	$11,102	$10,225
2/28/18	$10,275	$11,069	$10,242
3/31/18	$10,273	$11,110	$10,235
4/30/18	$10,259	$11,070	$10,225
5/31/18	$10,304	$11,197	$10,259
6/30/18	$10,328	$11,207	$10,295
7/31/18	$10,349	$11,234	$10,317
8/31/18	$10,355	$11,263	$10,313
9/30/18	$10,335	$11,190	$10,293
10/31/18	$10,328	$11,121	$10,302
11/30/18	$10,370	$11,244	$10,335
12/31/18	$10,415	$11,379	$10,373
1/31/19	$10,464	$11,465	$10,406
2/28/19	$10,494	$11,526	$10,429
3/31/19	$10,548	$11,708	$10,458
4/30/19	$10,560	$11,752	$10,466
5/31/19	$10,622	$11,914	$10,505
6/30/19	$10,656	$11,958	$10,537
7/31/19	$10,702	$12,055	$10,572
8/31/19	$10,740	$12,245	$10,587
9/30/19	$10,713	$12,147	$10,564
10/31/19	$10,737	$12,168	$10,595
11/30/19	$10,754	$12,199	$10,613
12/31/19	$10,773	$12,236	$10,629
1/31/20	$10,833	$12,456	$10,666
2/29/20	$10,868	$12,617	$10,688
3/31/20	$10,754	$12,159	$10,635
4/30/20	$10,728	$12,006	$10,659
5/31/20	$10,880	$12,388	$10,765
6/30/20	$10,937	$12,490	$10,764
7/31/20	$10,993	$12,701	$10,791
8/31/20	$10,998	$12,641	$10,793
9/30/20	$11,007	$12,644	$10,801
10/31/20	$11,003	$12,606	$10,793
11/30/20	$11,046	$12,796	$10,806
12/31/20	$11,078	$12,874	$10,816
1/31/21	$11,108	$12,956	$10,834
2/28/21	$11,068	$12,750	$10,830
3/31/21	$11,083	$12,829	$10,838
4/30/21	$11,110	$12,936	$10,845
5/31/21	$11,115	$12,975	$10,850
6/30/21	$11,118	$13,010	$10,849
7/31/21	$11,144	$13,118	$10,863
8/31/21	$11,137	$13,070	$10,860
9/30/21	$11,108	$12,976	$10,849
10/31/21	$11,099	$12,938	$10,847
11/30/21	$11,111	$13,048	$10,850
12/31/21	$11,108	$13,069	$10,849
1/31/22	$10,998	$12,711	$10,777
2/28/22	$10,971	$12,666	$10,763
3/31/22	$10,840	$12,255	$10,674
4/30/22	$10,739	$11,916	$10,631
5/31/22	$10,813	$12,093	$10,712
6/30/22	$10,781	$11,895	$10,715
7/31/22	$10,879	$12,210	$10,773
8/31/22	$10,794	$11,942	$10,688
9/30/22	$10,665	$11,484	$10,595
10/31/22	$10,643	$11,388	$10,609
11/30/22	$10,809	$11,921	$10,731
12/31/22	$10,841	$11,955	$10,726
1/31/23	$10,966	$12,298	$10,816
2/28/23	$10,879	$12,020	$10,725
3/31/23	$10,989	$12,287	$10,840
4/30/23	$10,986	$12,259	$10,808
5/31/23	$10,964	$12,153	$10,797
6/30/23	$11,014	$12,274	$10,848
7/31/23	$11,042	$12,323	$10,871
8/31/23	$11,043	$12,146	$10,883
9/30/23	$10,973	$11,790	$10,838
10/31/23	$10,977	$11,689	$10,868
11/30/23	$11,200	$12,431	$11,026
12/31/23	$11,323	$12,720	$11,090
1/31/24	$11,327	$12,655	$11,086
2/29/24	$11,348	$12,671	$11,103
3/31/24	$11,359	$12,671	$11,103
4/30/24	$11,327	$12,514	$11,104
5/31/24	$11,336	$12,477	$11,131
6/30/24	$11,423	$12,669	$11,194

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.71%	1.40%	1.34%
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at Market Price)	3.79%	1.38%	1.34%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-Year Municipal Bond Index	3.19%	1.22%	1.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 586,508,000	$ 586,508,000	$ 586,508,000	$ 586,508,000	$ 586,508,000	$ 586,508,000	$ 586,508,000
Holdings Count | Holding	252	252	252	252	252	252	252
Advisory Fees Paid, Amount	$ 1,921,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$586,508
# of Portfolio Holdings	252
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$1,921
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.3%
Electric Power & Light Revenue	11.7%
Ad Valorem Property Tax	10.3%
Short-Term Instruments	7.1%
Natural Gas Revenue	6.6%
General Fund	5.4%
Highway Revenue Tolls	4.7%
Sales Tax Revenue	4.2%
Industrial Revenue	4.1%
Water Revenue	4.1%
Income Tax Revenue	3.1%
College & University Revenue	3.1%
Economic Development Revenue	2.9%
Local or Guaranteed Housing	2.3%
Other Investments	16.3%
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

Material Fund Change [Text Block]